Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Putnam Global Equity Fund
Entity Central Index Key	dei_EntityCentralIndexKey	0000081251
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Putnam Global Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

We invest mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States that we believe have favorable investment potential. Under normal circumstances, we invest at least 80% of the fund’s net assets in equity investments. This policy may be changed only after 60 days’ notice to shareholders. The fund's equity investments may include common stocks, preferred stocks, convertible securities, warrants, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). We invest in both developed countries and in emerging markets.

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also consider other factors that we believe will cause the stock price to rise. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The fund expects to invest in a limited number of issuers.

Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund's performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound or realize their potential. These risks are generally greater for small and midsize companies. The fund will be more susceptible to these risks than other funds because it invests in a limited number of issuers or sectors, and the fund may perform poorly as a result of adverse developments affecting those issuers or sectors.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Investments focused in a single region may be affected by common economic forces and other factors. In addition, events in any one country within the region may impact the other countries or the region as a whole. Because the fund currently invests, and may in the future invest, significantly in European and Asian companies, the fund is particularly susceptible to economic, political, regulatory and other events or conditions affecting issuers in Europe and Asia. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits, and unemployment. Asia includes countries in various stages of economic development, from emerging market economies to the highly developed economy of Japan. Some parts of Asia may be subject to a greater degree of economic, political and social instability than is the case in the United States.

As a non-diversified fund, the fund invests in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as the other securities that were not selected for the fund. We, or the fund's other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• The sub-section Performance in the section Fund summary – Investments, risks, and performance will be deleted in its entirety and replaced with the following:

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the fund invests in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. Before April 1, 2021, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.63%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/20)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Putnam Global Equity Fund | MSCI ACWI ex USA Index (ND) (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.65%	[1]
5 Years	rr_AverageAnnualReturnYear05	8.93%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.92%	[1]
Putnam Global Equity Fund | MSCI World Index (ND)-MSCI ACWI ex USA Index (ND) Linked Benchmark (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.90%	[2]
5 Years	rr_AverageAnnualReturnYear05	12.19%	[2]
10 Years	rr_AverageAnnualReturnYear10	9.87%	[2]
Putnam Global Equity Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Annual Return 2011	rr_AnnualReturn2011	(4.85%)
Annual Return 2012	rr_AnnualReturn2012	19.84%
Annual Return 2013	rr_AnnualReturn2013	31.65%
Annual Return 2014	rr_AnnualReturn2014	1.46%
Annual Return 2015	rr_AnnualReturn2015	(1.90%)
Annual Return 2016	rr_AnnualReturn2016	1.01%
Annual Return 2017	rr_AnnualReturn2017	28.08%
Annual Return 2018	rr_AnnualReturn2018	(12.63%)
Annual Return 2019	rr_AnnualReturn2019	26.66%
Annual Return 2020	rr_AnnualReturn2020	10.12%
1 Year	rr_AverageAnnualReturnYear01	3.79%
5 Years	rr_AverageAnnualReturnYear05	8.24%
10 Years	rr_AverageAnnualReturnYear10	8.30%
Putnam Global Equity Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.65%
5 Years	rr_AverageAnnualReturnYear05	8.11%
10 Years	rr_AverageAnnualReturnYear10	8.16%
Putnam Global Equity Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.33%
5 Years	rr_AverageAnnualReturnYear05	6.47%
10 Years	rr_AverageAnnualReturnYear10	6.77%
Putnam Global Equity Fund | Class B
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.25%
5 Years	rr_AverageAnnualReturnYear05	8.42%
10 Years	rr_AverageAnnualReturnYear10	8.29%
Putnam Global Equity Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.29%
5 Years	rr_AverageAnnualReturnYear05	8.71%
10 Years	rr_AverageAnnualReturnYear10	8.13%
Putnam Global Equity Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.81%
5 Years	rr_AverageAnnualReturnYear05	9.25%
10 Years	rr_AverageAnnualReturnYear10	8.67%
Putnam Global Equity Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.49%	[3]
5 Years	rr_AverageAnnualReturnYear05	9.96%	[3]
10 Years	rr_AverageAnnualReturnYear10	9.36%	[3]
Putnam Global Equity Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.35%
5 Years	rr_AverageAnnualReturnYear05	9.80%
10 Years	rr_AverageAnnualReturnYear10	9.21%

[1]	As of April 1, 2021, the MSCI ACWI ex USA Index (ND) (an unmanaged index of equity securities from developed countries (excluding the United States) and emerging countries) replaced the MSCI World Index (ND) (an unmanaged index of equity securities from developed countries) as the benchmark for this fund because, in Putnam Management’s opinion, the securities tracked by the MSCI ACWI ex USA Index (ND) more accurately reflect the types of securities that generally will be held by the fund. The average annual total returns of the MSCI World Index for the one-year, five-year, and ten-year periods ended on December 31, 2020 were 15.90%, 12.19%, and 9.87%, respectively.
[2]	The MSCI World Index (ND)-MSCI ACWI ex USA Index (ND) Linked Benchmark represents performance of the MSCI World Index (ND) from the inception date of the fund, July 1, 1994, through March 31, 2021 and performance of the MSCI ACWI ex USA Index (ND) from April 1, 2021 forward.
[3]	Performance for class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.